Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information [Abstract ]
Cash payments	Cash payments for the following were made during the years ended December 31:
	2014	2013	2012

Interest Expense	$7,898,543	$7,111,361	$10,942,113

Income Taxes	$113,000	$173,883	$-

Noncash financing and investing activities
Noncash financing and investing activities for the years ended December 31 are as follows:

	2014	2013	2012

Acquisitions of Real Estate Through Loan Foreclosures	$3,852,848	$10,251,006	$9,729,174

Change In Unrealized Gain (Loss) on AFS Investment Securities	$6,409,171	$(13,523,050)	$(3,120,540)